Note 9. Debt and Capital Lease Obligations (Debt) (Details) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2014	Dec. 20, 2013	Dec. 31, 2011
Debt Instrument [Line Items]
Recourse Solar Debt		$ 60,200,000	$ 40,300,000
Interest Costs, Capitalized During Period	42,000,000	22,300,000
Debt Instrument, Convertible, Conversion Price	$ 14.62
Incremental Common Shares Attributable to Dilutive Effect of Call Options and Warrants		82.1
Senior Notes	428,900,000
Senior Notes, Current	0	0
Senior notes		408,200,000
Loans Payable	2,065,800,000	868,200,000
Loans Payable, Current	323,900,000	0
Loans Payable, Noncurrent	1,741,900,000	868,200,000
Notes Payable	428,900,000
Notes Payable, Noncurrent		408,200,000
Long-term Debt		10,400,000
Debt And Capital Lease Obligations Including Solar Energy Systems Financing	7,199,400,000	3,576,200,000
Debt And Capital Lease Obligations Including Solar Energy Systems Financing, Current	1,079,700,000	397,500,000
Long Term Debt And Capital Lease Obligations Including Solar Energy Systems Financing	6,119,700,000	3,178,700,000
Solar Energy [Member]
Debt Instrument [Line Items]
Solar energy systems, weighted average interest rate of 6.15% and 6.13%, respectively	0	68,900,000
Capital Lease Obligations, Current	3,000,000	4,500,000
Capital Lease Obligations, Noncurrent	78,400,000	89,500,000
Sale Leaseback Transaction, Amount Due under Financing Arrangement	1,403,700,000	1,297,700,000
Short term financing obligation	13,800,000	15,100,000
Finance obligations	1,389,900,000	1,282,600,000
Other System Financing transactions	67,000,000	121,900,000
Other system financing transactions, current	16,200,000	100,000
Other system financing transactions, noncurrent	50,800,000	121,800,000
Long Term Solar Energy Systems Financing And Capital Leases	3,328,400,000	2,260,300,000
Short Term Solar Energy System Financing And Current Portion Of Long Term Solar Energy System Financing And Capital Lease Obligations	673,600,000	357,200,000
Long-term solar energy system financing and capital lease obligations, less current portion, including consolidated variable interest entities of $86.8 and $107.2 in 2011 and 2010, respectively	2,654,800,000	1,903,100,000
Terraform [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Amount Outstanding	573,500,000.0	0
Long-term Debt	1,598,100,000	437,300,000
Other System Financing transactions	1,024,600,000	437,300,000
Emerging Markets Yieldco Acquisition Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Amount Outstanding	150,000,000.0
Notes Payable	150,000,000	0
Notes Payable, Current	1,500,000	0
Notes Payable, Noncurrent	148,500,000	0
2018 Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				2.00%
Senior Notes	485,200,000
Senior Notes, Current	0	0
Senior notes		460,000,000
Notes Payable	485,200,000
Notes Payable, Noncurrent		460,000,000
2019 Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes				550,000,000
2021 Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				2.75%
Construction Financing Revolver [Member] | Solar Energy [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Amount Outstanding	15,400,000.0
Line of Credit Facility, Maximum Borrowing Capacity	150,000,000		285,000,000		300,000,000
Line of Credit Facility, Collateral Fees	7.5
Solar Energy Credit Facility [Member]
Debt Instrument [Line Items]
Notes Payable	215,100,000	0
Notes Payable, Current	215,100,000	0
Notes Payable, Noncurrent	0	0
2020 Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Convertible, Conversion Price				26.87
Class of Warrant or Right, Exercise Price of Warrants or Rights				37.21
Debt Instrument, Interest Rate, Stated Percentage				0.25%
Proceeds from Issuance of Long-term Debt	584,500,000
Senior Notes	431,600,000
Senior Notes, Current	0	0
Senior notes		0
Notes Payable	431,600,000
Notes Payable, Noncurrent		0
SMP Ltd. [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Amount Outstanding	355,000,000.0	0
Credit facility [Member] | SMP Ltd. [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Amount Outstanding	247,700,000.0
Other Debt Obligations [Member]
Debt Instrument [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	1,063,800,000
Long Term Debt Maturities Repayments Of Principal Total	5,714,200,000
Long-term Debt, Maturities, Repayments of Principal in Year Two	488,000,000
Long-term Debt, Maturities, Repayments of Principal in Year Three	162,800,000
Long-term Debt, Maturities, Repayments of Principal in Year Four	639,400,000
Long-term Debt, Maturities, Repayments of Principal in Year Five	925,900,000
Long-term Debt, Maturities, Repayments of Principal after Year Five	2,434,300,000
Construction and Term Debt [Member] | Solar Energy [Member]
Debt Instrument [Line Items]
Solar energy systems, weighted average interest rate of 6.15% and 6.13%, respectively	9,100,000	68,900,000
Long-term Debt	1,767,200,000
Long-term Debt, Excluding Current Maturities		0
SunEdison [Member] | Solar Energy [Member]
Debt Instrument [Line Items]
Capital Lease Obligations	81,400,000	94,000,000
SunEdison [Member] | Construction and Term Debt [Member] | SunEdison Semiconductor Ltd. [Member]
Debt Instrument [Line Items]
Long-term Debt	207,100,000	10,400,000
Less current portion - Solar energy systems	2,100,000	2,800,000
Long-term Debt, Excluding Current Maturities	205,000,000	7,600,000
SunEdison [Member] | Construction and Term Debt [Member] | Solar Energy [Member]
Debt Instrument [Line Items]
Long-term Debt		677,800,000
Less current portion - Solar energy systems	631,500,000	268,600,000
Long-term Debt, Excluding Current Maturities	1,135,700,000	409,200,000
MJL Long Term Debt [Member] | Construction and Term Debt [Member]
Debt Instrument [Line Items]
Long-term Debt	0	10,400,000
Less current portion - Solar energy systems	0	2,800,000
Long-term Debt, Excluding Current Maturities	0	7,600,000
MJL Long Term Debt [Member] | Construction and Term Debt [Member] | SunEdison Semiconductor Ltd. [Member]
Debt Instrument [Line Items]
Long-term Debt	207,100,000	0
Less current portion - Solar energy systems	2,100,000	0
Long-term Debt, Excluding Current Maturities	205,000,000	0
Short-term Debt [Member] | Terraform [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Amount Outstanding	5,700,000.0	0
Less current portion - Solar energy systems	80,100,000	37,500,000
Other system financing transactions, current	74,400,000	37,500,000
Long-term Debt [Member] | Terraform [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Amount Outstanding	567,800,000.0	0
Long-term Debt, Excluding Current Maturities	1,518,000,000	399,800,000
Other system financing transactions, noncurrent	950,200,000	399,800,000
Line of Credit [Member] | SMP Ltd. [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Amount Outstanding	$ 107,300,000.0